STATEMENT OF CASH FLOWS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows Details 3
Increases (payments)	$ (205,143)	$ (170,684)
Recoveries	78,641	727,585
Total cash flows	$ (126,502)	$ 556,901